Loans and Borrowings - Schedule of Principal and Interest Payable Outstanding Amounts (Details) - EUR (€) € in Thousands	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Disclosure of detailed information about borrowings [line items]
Senior Note initial embedded derivative	€ 28,637	€ 28,638
Less: amortization under the effective interest method	(24,732)	(24,160)
Non-current liabilities	1,127,853	1,123,532
Current liabilities	€ 16,910	17,133
Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 375,000	375,000
Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 98,225	98,641
Current liabilities	€ 5,069	5,090
New Term Loan Current | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2026
Vendor Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 217,408	217,408
Vendor Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	€ 8,720	3,983
Senior Notes | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 428,500	428,500
Term Loan interest payable
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	1,131,758	1,128,010
Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	2,048	2,242
Term Loan interest payable | USD
Disclosure of detailed information about borrowings [line items]
Current liabilities	420	428
Senior Notes interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	€ 9,373	€ 9,373